Eaton Vance

National Municipal Opportunities Trust

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 5.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 3.7%
CommonSpirit Health, 3.347%, 10/1/29	$795	$846,240
Montefiore Obligated Group, 4.287%, 9/1/50	3,240	3,181,073
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	5,000	5,163,326
Tower Health, 4.451%, 2/1/50	3,905	3,539,726

		$12,730,365

Insured-Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$1,440	$1,682,690

		$1,682,690

Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$3,214,769

		$3,214,769

Total Corporate Bonds — 5.1% (identified cost $16,551,316)		$17,627,824

Tax-Exempt Municipal Obligations — 91.9%

Security	Principal Amount (000’s omitted)	Value
Education — 2.3%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$640,595
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	197,593
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	235,504
5.375%, 6/15/48(1)	395	436,206
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	387,920
District of Columbia, (District of Columbia International School):
5.00%, 7/1/39	185	224,224
5.00%, 7/1/49	185	220,659
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	114,113
4.00%, 7/1/44	100	112,882
4.00%, 7/1/49	135	151,346
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/56(1)	1,090	1,221,748
5.00%, 6/1/61(1)	355	411,030
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	1,149,070
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	497,570

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	$655	$781,631
5.00%, 4/1/50(1)	175	205,970
5.50%, 4/1/32	165	166,792
5.75%, 4/1/42	415	419,395
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	70	80,749
5.00%, 10/15/54	110	126,477

		$7,781,474

Electric Utilities — 3.2%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$342,125
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	6,522,110
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,520	1,661,269
New York Power Authority, 4.00%, 11/15/60	2,000	2,328,460

		$10,853,964

Escrowed/Prerefunded — 4.3%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/45	$750	$866,040
Detroit, MI, Sewage Disposal System:
Prerefunded to 7/1/22, 5.00%, 7/1/32	1,450	1,484,844
Prerefunded to 7/1/22, 5.25%, 7/1/39	1,405	1,440,490
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), Prerefunded to 4/1/25, 5.00%, 4/1/47	445	509,837
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,482,472
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/50	6,400	7,298,624
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	865,295

		$14,947,602

General Obligations — 8.8%
Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$6,624,543
Chicago, IL, 5.50%, 1/1/49	5,000	6,145,800
Detroit, MI:
5.50%, 4/1/36	435	547,282
5.50%, 4/1/40	680	849,619
Illinois:
4.25%, 12/1/37	6,000	6,814,740
5.00%, 5/1/36	3,500	3,831,940
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	411,928
Township High School District No. 203, IL, 2.00%, 12/15/33	2,430	2,512,669
Township of Freehold, NJ:
1.00%, 10/15/29	575	565,409
1.00%, 10/15/30	1,035	1,005,523
1.00%, 10/15/31	975	933,036

		$30,242,489

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.6%
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/50	$1,460	$1,625,038
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	176,090
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	698,297
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	769,817
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	339,090
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,000	1,145,000
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	1,190	1,334,085
4.00%, 2/15/36	2,500	2,834,750
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,087,370
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	291,788
Massachusetts Development Finance Agency, (Atrius Health):
4.00%, 6/1/49	1,555	1,781,315
5.00%, 6/1/39	255	315,642
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	1,040	1,180,514
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 3.00%, 6/1/50	625	668,512
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):
4.00%, 9/1/38	1,000	1,154,480
4.00%, 9/1/39	1,000	1,152,470
4.00%, 9/1/44	1,500	1,713,105
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/59	2,000	3,227,600
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	675	732,118
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(1)	900	1,066,365
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	310	375,484
5.25%, 8/15/43	3,415	4,188,737
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health):
5.00%, 11/15/45(2)	3,975	4,649,080
5.00%, 11/15/45	5	5,848
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	3,500	3,801,035

		$36,313,630

Housing — 2.3%
California Municipal Finance Authority, (CityView Apartments), Sustainability Bonds, 4.00%, 11/1/36(1)	$1,100	$1,205,677
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
2.80%, 3/1/47(1)	300	274,488
3.00%, 12/1/56(1)	1,195	1,061,841
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	425	510,876

Security	Principal Amount (000’s omitted)	Value
New York City Housing Development Corp., NY:
2.35%, 11/1/40	$3,635	$3,680,801
3.85%, 11/1/42	1,000	1,079,410

		$7,813,093

Industrial Development Revenue — 7.9%
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$475	$539,857
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	2,810	3,015,748
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	816,408
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,467,185
(AMT), 4.875%, 11/1/42(1)	1,555	1,618,040
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	560	598,030
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	335	346,802
(AMT), 5.25%, 9/15/29	1,900	1,965,094
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,618,509
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	2,765	3,204,358
(AMT), 5.00%, 10/1/40	1,640	2,020,234
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	2,076,820
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,023,262
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,445	1,629,165
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	169,190

		$27,108,702

Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$162,017
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,159,824

		$3,321,841

Insured-Housing — 0.0%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds, (BAM), 3.00%, 5/15/51	$90	$95,908

		$95,908

Insured-Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University, Certificates of Participation, (BAM), 4.00%, 11/1/41	$250	$302,410

		$302,410

Insured-Other Revenue — 0.4%
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/38	$390	$420,572
(AGM), 3.00%, 3/1/49	840	884,176

		$1,304,748

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 4.8%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	$4,000	$5,705,000
(AGC), 7.00%, 10/1/39	6,000	8,611,860
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	960	346,435
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	800,150
(AGM), 3.75%, 5/1/40	855	948,999

		$16,412,444

Insured-Transportation — 8.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$1,470	$1,699,202
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	710	744,258
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(2)	6,225	7,219,195
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	5,158,889
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AGM), (AMT), 4.00%, 7/1/35	460	496,262
(AGM), (AMT), 4.00%, 7/1/37	1,295	1,395,168
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	3,068,920
(AGC), 0.00%, 1/1/36	13,000	9,670,440

		$29,452,334

Lease Revenue/Certificates of Participation — 1.8%
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	$740	$894,845
5.00%, 6/15/44	4,260	5,215,007

		$6,109,852

Other Revenue — 1.6%
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	$390	$461,393
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 6/15/52(3)	2,000	2,271,020
Military Installation Development Authority, UT, 4.00%, 6/1/52	500	502,125
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	713,900
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,746,474

		$5,694,912

Senior Living/Life Care — 10.4%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$3,599,868
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	929,738
5.00%, 7/15/42	700	762,279
California Public Finance Authority, (Enso Village), Green Bonds:
2.375%, 11/15/28(1)	135	136,423
5.00%, 11/15/56(1)	140	160,206
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	137,412
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	400	417,296
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	730	820,243
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	199,672
Florida Development Finance Corp., (Mayflower Retirement Community), 4.00%, 6/1/41(1)	625	696,569

Security	Principal Amount (000’s omitted)	Value
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	$165	$172,361
6.375%, 1/1/33	345	361,036
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	300	309,882
5.25%, 11/15/37	275	283,992
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,623,960
5.00%, 5/15/55	510	585,159
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/39	1,800	2,113,758
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	525,441
5.00%, 11/15/38(1)	310	343,638
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,780,894
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	525	555,434
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/51	410	449,483
4.00%, 12/1/56	1,070	1,169,489
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	282,077
5.625%, 7/1/46(1)	360	385,470
5.75%, 7/1/54(1)	780	836,207
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/31	1,235	1,334,430
5.00%, 1/1/32	1,295	1,397,409
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	80	89,442
5.00%, 7/1/33	50	55,811
5.00%, 7/1/34	55	61,317
5.00%, 7/1/39	175	193,917
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	605	694,461
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
7.25%, 6/1/39	550	576,350
7.50%, 6/1/49	2,560	2,685,261
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41(3)	780	814,507
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(1)	630	688,325
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	100	103,458
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,572,924
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/38	535	594,492
4.00%, 12/1/46	500	545,080
4.00%, 12/1/56	425	456,654

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	$900	$996,318
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,135,940
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,412,804
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	341,624
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	500	529,815

		$35,918,326

Special Tax Revenue — 2.2%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$158,597
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/39	1,500	1,767,750
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/45	1,000	1,196,620
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/47	4,000	4,493,280

		$7,616,247

Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$1,445	$1,478,914

		$1,478,914

Transportation — 20.5%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/37	$2,550	$2,957,923
(AMT), 4.00%, 7/1/38	5,000	5,790,900
Chicago, IL, (O’Hare International Airport):
(AMT), 5.00%, 1/1/25	1,345	1,404,637
(AMT), 5.00%, 1/1/26	1,140	1,190,548
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,125	1,223,156
5.25%, 11/1/31	1,735	1,885,719
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44(2)	2,125	2,462,535
4.00%, 1/1/44	10	11,588
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	2,590	2,828,643
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	938,998
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	1,065	1,207,966
(AMT), 5.00%, 7/1/43(2)	3,750	4,540,125
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,235,533
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	6,522,415
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,877,580
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37	265	318,567
(AMT), 4.00%, 10/1/38	335	401,608
(AMT), 4.00%, 10/1/41	265	315,400
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,365,475
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	13,351,200
New Jersey Turnpike Authority, 4.00%, 1/1/51	1,500	1,763,355
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	878,040

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	$2,115	$2,334,685
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	6,000	7,370,760
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	140	163,222
4.00%, 12/31/38	260	302,424
4.00%, 12/31/39	135	156,743
5.00%, 12/31/35	180	225,641
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	1,555	1,863,590
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/38	850	468,316
5.00%, 8/15/42	445	496,331
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,783,110

		$70,636,733

Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$2,291,821

		$2,291,821

Total Tax-Exempt Municipal Obligations — 91.9% (identified cost $272,474,514)		$315,697,444

Taxable Municipal Obligations — 5.4%

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 0.5%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$1,685	$1,750,513

		$1,750,513

General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,750	$2,292,937
7.781%, 1/1/35	1,400	1,960,140

		$4,253,077

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,498,120

		$4,498,120

Insured-Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$1,667,284

		$1,667,284

Security	Principal Amount (000’s omitted)	Value
Insured-Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$1,534,935

		$1,534,935

Insured-Special Tax Revenue — 0.4%
Houston Uptown Development Authority, TX, Tax Increment Contract Revenue, (AGM), 3.464%, 9/1/40	$1,160	$1,209,520

		$1,209,520

Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$525	$526,675
3.72%, 9/1/27(1)	1,370	1,382,782

		$1,909,457

Transportation — 0.5%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$1,590,315

		$1,590,315

Total Taxable Municipal Obligations — 5.4% (identified cost $16,555,924)		$18,413,221

Total Investments — 102.4% (identified cost $305,581,754)		$351,738,489

Other Assets, Less Liabilities — (2.4)%		$(8,104,744)

Net Assets — 100.0%		$343,633,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.5%
Illinois	14.7%
Others, representing less than 10% individually	69.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $35,577,742 or 10.4% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

The Trust did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,627,824	$—	$17,627,824
Tax-Exempt Municipal Obligations	—	315,697,444	—	315,697,444
Taxable Municipal Obligations	—	18,413,221	—	18,413,221
Total Investments	$—	$351,738,489	$—	$351,738,489

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.